SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ (1)	¥ (4)	¥ (696)	¥ (729)
Interest income	9	69	5	13
Finance costs	(4)	(28)	(48)	191
Fair value gain on financial instruments, net	432	3,996	847	1,007
(Loss) before income tax	(432)	(3,160)	(8,337)	(23,338)
Other income			3,742	699
Profit/(loss) for the year from continuing operations	(432)	(3,160)	(8,337)	(23,338)
Total assets	35,747		253,807		¥ 260,889	¥ 249,906
Total liabilities	23,682		177,812		172,827	97,602
Exploration And Mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	(1)	(4)	(4)	(28)
Interest income		3	1
Finance costs		(1)	(1)	(1)
Fair value gain on financial instruments, net
(Loss) before income tax	(300)	(2,190)	1,263	(39)
Other income			3,742	698
Profit/(loss) for the year from continuing operations	(300)	(2,190)	1,263	(39)
Total assets	35,502		252,133		259,091	36,015
Total liabilities	22,203		159,285		162,039	38,306
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization			(692)	(701)
Interest income	9	66	4	13
Finance costs	(4)	(27)	(47)	192
Fair value gain on financial instruments, net	432	3,996	847	1,007
(Loss) before income tax	(132)	(970)	(9,600)	(23,299)
Other income				1
Profit/(loss) for the year from continuing operations	(132)	¥ (970)	(9,600)	¥ (23,299)
Total assets	245		1,674		1,798	213,891
Total liabilities	$ 1,479		¥ 18,527		¥ 10,788	¥ 59,296